Segment Information - Schedule of Long-Lived Assets (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 27,001,756	$ 29,240,382
Hong Kong [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	54,520	91,792
Mainland China [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 26,947,236	$ 29,148,590